Retained earnings (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Distribution Towards Legal Reserve and Cash Dividend

	2017		2018		2019
	Amount	Cash Distribution per share	Amount	Cash Distribution per share	Amount	Cash Distribution per share

	NT$000	NT$	NT$000	NT$	NT$000	NT$
Legal reserve	302,653		110,308		258,416
Special reserve	—		—		19,802
Cash dividend	256,806	0.30	872,718	1.20	1,309,032	1.80